Convertible Senior Notes - Summary of Hedge Notes (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Note Hedges, Purchase		$ 85,853	$ 85,853
Note Hedges [Member]
Derivatives, Fair Value [Line Items]
Note Hedges, Contract Date	2014-03		2014-03
Note Hedges, Purchase	$ 85,853		$ 85,853
Underlying Note Hedges, Shares	7,716,049		7,716,049